Applicable laws and regulations - Schedule of statutory purposes (Details) - Financial assets impaired - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Impaired loans	$ 30,107	$ 10,593
Normal
Statement [Line Items]
Impaired loans	0	0
Special Mentions [Member]
Statement [Line Items]
Impaired loans	0	0
Substandard
Statement [Line Items]
Impaired loans	20,000	10,593
Doubtful
Statement [Line Items]
Impaired loans	0	0
Unrecoverable
Statement [Line Items]
Impaired loans	$ 10,107	$ 0